UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

             Check here if Amendment           []; Amendment Number:
             This Amendment (Check only one.): [] is a restatement.
                                               [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Pirate Capital LLC
Address:    200 Connecticut Avenue
            Norwalk, CT  06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson Jr.

Title: Manager

Phone: 203 854-1100

Signature, Place, and Date of Signing:


/s/ Thomas R. Hudson Jr.          Norwalk, Connecticut             2/13/2008
      [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    233,820
                                         (thousands)

List of Other Included Managers:           None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                December 31, 2007

Column 1          Column 2  Column 3    Column 4     Column 5                      Column 6     Column 7      Column 8
------------------------------------------------------------------------------------------------------------------------------------


                  TITLE OF                          SHARES OR           PUT/      INVESTMENT     OTHER    VOTING AUTHORITY
                                                                       ------
NAME OF ISSUER     CLASS      CUSIP     VALUE (000)  PRN AMT   SH/PRN   CALL      DISCRETION    MANAGERS         SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
1 ALLIED DEFENSE
  GROUP            common   019118108        6,753  1,170,361    SH             Shared-Defined    NONE        1,170,361
2 ANGELICA CORP    common   034663104       17,861    935,147    SH             Shared-Defined    NONE          935,147
3 BRINK'S CO       common   109696104      130,606  2,186,238    SH             Shared-Defined    NONE        2,186,238
4 MIRANT CORP      common   60467R100          295      7,570    SH             Shared-Defined    NONE            7,570
5 PEP BOYS MANNY
  MOE & JACK       common   713278109       75,435  6,571,017    SH             Shared-Defined    NONE        6,571,017
6 PEP BOYS MANNY
  MOE & JACK       common   713278109        2,870    250,000    SH     CALL    Shared-Defined    NONE              N/A

                                         233,820.0